Collection Period Ended 30-Apr-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
12,835,116.20
0.059956
0.00
1.000000
12,835,116.20
Interest & Principal
Payment
0.00
0.00
12,880,457.28
120,945.67
$13,001,402.95
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No.
36
Collection Period (from... to)
1-Apr-2013
30-Apr-2013
Determination Date
13-May-2013
Record Date
14-May-2013
Distribution Date
15-May-2013
Interest Period of the Class A-1 Notes (from... to)
15-Apr-2013
15-May-2013 Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Apr-2013
15-May-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
280,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
220,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
425,000,000.00
38,316,406.49
25,481,290.29
30.200273
Class A-4 Notes
67,820,000.00
67,820,000.00
67,820,000.00
0.000000
Total Note Balance
992,820,000.00
106,136,406.49
93,301,290.29
Overcollateralization
103,010,874.91
54,791,543.75
54,791,543.75
Adjusted Pool Balance
1,095,830,874.91
160,927,950.24
148,092,834.04
Yield Supplement Overcollateralization Amount
54,176,014.97
6,760,357.73
6,147,272.18
Pool Balance
1,150,006,889.88
167,688,307.97
154,240,106.22
Amount
Percentage
Initial Overcollateralization Amount
103,010,874.91
9.40%
Target Overcollateralization Amount
54,791,543.75
37.00%
Current Overcollateralization Amount
54,791,543.75
37.00%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.309120%
0.00
0.000000
0.000000
Class A-2 Notes
0.700000%
0.00
0.000000
0.000000
Class A-3 Notes
1.420000%
45,341.08
0.106685
30.306958
Class A-4 Notes
2.140000%
120,945.67
1.783333
1.783333
Total
$166,286.75
Available Funds
Distributions
Principal Collections
13,311,877.22
(1) Total Servicing Fee
139,740.26
Interest Collections
573,659.11
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
39,970.92
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
113,064.70
(3) Interest Distributable Amount Class A Notes
166,286.75
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
74.57
(6) Regular Principal Distributable Amount
12,835,116.20
Available Collections
14,038,646.52
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
14,038,646.52
(9) Excess Collections to Certificateholders
897,503.31
Total Distribution
14,038,646.52
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
139,740.26
139,740.26
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
166,286.75
166,286.75
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
45,341.08
45,341.08
0.00
thereof on Class A-4 Notes
120,945.67
120,945.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
12,835,116.20
12,835,116.20
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
166,286.75
166,286.75
Aggregate Principal Distributable Amount
12,835,116.20
12,835,116.20
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
Reserve Fund
Reserve Fund Required Amount
2,739,577.19
Reserve Fund Amount - Beginning Balance
2,739,577.19
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
13.66
minus Net Investment Earnings
13.66
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,739,577.19
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
13.66
Net Investment Earnings on the Collection Account
60.91
Investment Earnings for the Collection Period
74.57
9,372,645.89
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,150,006,889.88
38,540
Principal Collections attributable to Full Pay-offs
3,939,231.33
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
167,688,307.97
14,435
Principal Collections
136,324.53
Pool Balance end of Collection Period
154,240,106.22
13,896
Pool Factor
13.41%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
4.06%
3.92%
Weighted Average Number of Remaining Payments
50.23
19.98
Percentage
Current
152,017,269.44
13,739
98.56%
Weighted Average Seasoning (months)
11.89
45.97
Delinquency Profile *
Amount
31-60 Days Delinquent
1,881,690.67
131
1.22%
61-90 Days Delinquent
300,309.82
23
0.19%
Principal Net Liquidation Proceeds
39,575.08
91-120 Days Delinquent
40,836.29
3
0.03%
Total
154,240,106.22
13,896
100.00%
Principal Recoveries
111,241.09
Principal Net Losses
-14,491.64
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.398%
Cumulative Principal Net Losses
4,574,536.19
136,324.53